6. NOTES PAYABLE (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes Payable Details Narrative
Principal balance on notes	$ 78,478	$ 120,239
Accrued interest	$ 0	$ 0